Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Loans, net of allowance for loan losses of $22,900 and $22,572, respectively	$ 1,443,179	$ 1,329,865
Held-to-maturity, at amortized cost (market value $28,365 and $28,400, respectively)	28,195	28,123
Available-for-sale, at market (amortized cost $332,506 and $347,520, respectively)	331,128	346,420
Total securities	359,323	374,543
Loans held for sale	10,135	9,466
Federal funds sold	35,220	16,005
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,850,869	1,732,891
Cash and due from banks	74,033	52,002
Premises and equipment, net	42,100	40,123
Accrued interest receivable	5,244	5,463
Deferred income taxes	8,039	9,171
Other real estate	5,410	7,298
Bank owned life insurance and annuity contracts	26,672	17,331
Goodwill	4,805	4,805
Other assets	4,432	4,158
Total assets	2,021,604	1,873,242
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	1,789,850	1,660,270
Securities sold under repurchase agreements	2,035	3,437
Accrued interest and other liabilities	6,281	8,643
Total liabilities	1,798,166	1,672,350
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,652,144 and 7,571,968 shares issued and outstanding, respectively	15,304	15,144
Additional paid-in capital	61,339	57,709
Retained earnings	147,646	128,718
Net unrealized losses on available-for-sale securities, net of taxes of $527 and $421, respectively	(851)	(679)
Total stockholders’ equity	$ 223,438	$ 200,892
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 2,021,604	$ 1,873,242